Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination [text block]
The fair
value
of the identifiable assets and liabilities of Fintech SGR and the risk fund (“Fondo de Riesgo”), as of the date of acquisition, were as follows (figures stated in terms of purchasing power at the acquisition date):

Composition	Fair value recognized on acquisition
	SGR	Risk fund
Assets	59,361	859,015
Cash and deposits in Banks	250	92,780
Debt Securities at fair value through profit or loss		622,174
Other financial assets	39,571	143,660
Property, plant and equipment	569
Deferred tax assets	3,965
Other non-financial assets	15,006	401
Liabilities	50,195	859,015
Other financial liabilities		851,420
Other non-financial liabilities	50,195	7,595
Net assets acquired at fair value	9,166